STOCK-BASED COMPENSATION PLAN (Various Option Plans and Options Outstanding) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 30, 2016 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Feb. 01, 2014 USD ($)	Jan. 28, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance | shares	491,233
Options granted | shares	9,158
Exercised | shares	(298,114)
Forfeited | shares	(89,808)
Number of options outstanding, ending balance | shares	1,549,999	491,233
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price per option, outstanding, beginning balance (dollars per share)	$ 15.29
Weighted average exercise price per option granted (dollars per share)	76.10
Weighted average exercise price per option exercised (dollars per share)	29.39
Weighted average exercise price per option forfeited (dollars per share)	72.12
Weighted average exercise price per option, outstanding, ending balance (dollars per share)	$ 58.41	$ 15.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term of options outstanding (in years)	2 years
Aggregate intrinsic value of options outstanding | $	$ 35.5
Options vested and expected to vest (shares) | shares	1,036,765
Options, vested and expected to vest weighted average exercise price (in dollars per share)	$ 51.50
Weighted average remaining contractual term, vested and expected to vest options (in years)	1 year 8 months
Aggregate intrinsic value, vested and expected to vest options | $	$ 30.9
Options exercisable at end of period (shares) | shares	1,036,765
Options exercisable at end of period, weighted average exercise price	$ 51.50
Options exercisable at end of period, weighted average remaining term	1 year 8 months
Options exercisable at end of period, aggregate intrinsic value | $	$ 30.9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Compensation Expense | $	$ 52.3	$ 37.4	$ 36.2
Expected volatility		13.20%	8.80%	11.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%	0.00%
Risk free interest rate		0.20%	0.00%	0.00%
$7.21 to $9.71
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 8.64
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 13.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Options outstanding | shares	205,519
Options outstanding, weighted average remaining contractual life (in years)	1 year 9 months
Options outstanding, weighted average exercise price (dollars per share)	$ 10.72
Options exercisable | shares	205,519
Options exercisable, weighted average exercise price (dollars per share)	$ 10.72
$9.72 to $14.52
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	13.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 48.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Options outstanding | shares	75,908
Options outstanding, weighted average remaining contractual life (in years)	4 years 11 months
Options outstanding, weighted average exercise price (dollars per share)	$ 26.02
Options exercisable | shares	75,908
Options exercisable, weighted average exercise price (dollars per share)	$ 26.02
$14.53 to $19.93
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	48.31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 58.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Options outstanding | shares	213,104
Options outstanding, weighted average remaining contractual life (in years)	2 years 8 months
Options outstanding, weighted average exercise price (dollars per share)	$ 52.06
Options exercisable | shares	206,436
Options exercisable, weighted average exercise price (dollars per share)	$ 51.89
$19.94 to $28.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	58.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 68.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Options outstanding | shares	679,606
Options outstanding, weighted average remaining contractual life (in years)	1 year 4 months
Options outstanding, weighted average exercise price (dollars per share)	$ 68.27
Options exercisable | shares	432,344
Options exercisable, weighted average exercise price (dollars per share)	$ 68.38
$28.37 to $70.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	68.93
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 81.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Options outstanding | shares	375,862
Options outstanding, weighted average remaining contractual life (in years)	2 years 8 months
Options outstanding, weighted average exercise price (dollars per share)	$ 76.80
Options exercisable | shares	116,558
Options exercisable, weighted average exercise price (dollars per share)	$ 76.64
$7.21 to $70.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	8.64
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 81.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Options outstanding | shares	1,549,999
Options outstanding, weighted average remaining contractual life (in years)	2 years
Options outstanding, weighted average exercise price (dollars per share)	$ 58.41
Options exercisable | shares	1,036,765
Options exercisable, weighted average exercise price (dollars per share)	$ 51.50
Employee Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years 10 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Expected volatility		20.77%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Risk free interest rate		0.60%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 23.15
Employee Stock Option [Member] | Family Dollar [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Conversion of Stock, Award Exchange Ratio	1.0000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Conversion of Stock, Shares Converted | shares	1,500,000
Compensation Expense | $	$ 6.2
Family Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options granted | shares	1,437,530
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price per option granted (dollars per share)	$ 67.87